PREPAYMENTS ON VESSELS (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
PREPAYMENTS ON VESSELS
Balance as of beginning of period		$ 12.0	$ 12.0
Additions	$ 36.8	43.1	43.1
Transferred to vessels	(33.0)	$ (55.1)	$ (55.1)
Carrying amount	$ 3.8